Summary Prospectus	AZL® MVP T. Rowe Price Capital Appreciation Plus Fund

May 1, 2020

AZL® MVP T. Rowe Price Capital Appreciation Plus Fund

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus, Statement of Additional Information (“SAI”) and other information about the Fund online at www.allianzlife.com/azlfunds. You can also get this information at no cost by calling 1-800-624-0197 or by sending an email request to Contact.Us@allianzlife.com. The Fund’s Prospectus and SAI, both dated May 1, 2020, as supplemented, are incorporated by reference into this Summary Prospectus.

Investment Objective

The Fund seeks long term capital appreciation with preservation of capital as an important intermediate-term objective.

Fees and Expenses

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered exclusively as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. If Contract fees and expenses were included, the fees and expenses in the following table would be higher. Please refer to the Contract prospectus for a description of those fees and expenses.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.10%
Other Expenses	0.02%
Acquired Fund Fees and Expenses(1)	0.75%

Total Annual Fund Operating Expenses	0.87%

(1)

Because Acquired Fund Fees and Expenses are not included in the Fund’s Financial Highlights, the Fund’s total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights table.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$89	$278	$482	$1,073

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 5% of the average value of its portfolio.

The Allianz Variable Insurance Products Fund of Funds Trust

Summary Prospectus	AZL® MVP T. Rowe Price Capital Appreciation Plus Fund

Investments, Risks, and Performance

Principal Investment Strategies of the Fund

The Fund is a fund of funds that, under normal market conditions, seeks to achieve its investment objective primarily by investing in a combination of three underlying funds:

FUND	TARGET ALLOCATION
• AZL T. Rowe Price Capital Appreciation Fund	50%
• AZL S&P 500 Index Fund	27%
• AZL Enhanced Bond Index Fund	18%

In addition, under normal market conditions, the Fund will allocate approximately 5% of its assets to the MVP risk management process, described below.

These target allocations represent the Fund’s long-term strategic asset allocation, which is not expected to change under normal market conditions. The investment results of the underlying funds will vary. As a result, the Manager monitors the actual allocations to the underlying funds daily and periodically adjusts the actual allocations to attempt to achieve the target allocation. Generally, the Manager will seek to maintain the underlying fund target allocations using the cash flows that result from shareholders buying or selling shares in the Fund. However, if cash flows were insufficient to maintain the target allocations, the Manager would then buy or sell underlying funds as necessary to attempt to return the Fund to the target allocations. Generally, the actual allocations will not be more than 10% above or below the targets.

The “Plus” within the Fund’s name refers to the combination of the underlying AZL T. Rowe Price Capital Appreciation Fund with complementary exposure to the two underlying index funds that seeks to provide the Fund with a broad and diverse exposure across both equity and fixed income markets.

The AZL T. Rowe Price Capital Appreciation Fund, which is subadvised by T. Rowe Price Associates, Inc., seeks long term capital appreciation with preservation of capital as an important intermediate-term objective. The underlying fund normally invests at least 50% of its total assets in the common stocks of established U.S. companies that the Subadviser believes has above-average potential for capital growth. The remaining assets are generally invested in convertible securities, corporate and government debt, mortgage- and asset-backed securities, bank loans (which represent an interest in amounts owed by a borrower to a syndicate of lenders), and foreign securities, in keeping with the Fund’s objective. The Fund may invest up to 25% of its total assets in foreign securities, which may be denominated in U.S. or non-U.S. dollars.

The AZL S&P 500 Index Fund, which is subadvised by BlackRock Investment Management, LLC, seeks to match the total return of the Standard & Poor’s 500 Index. Under normal circumstances, it invests at least 80% of the value of its net assets in the securities of or in a statistically selected sampling of the securities of companies included in the S&P 500 Index or in derivative instruments linked to that Index.

The AZL Enhanced Bond Index Fund, which is subadvised by BlackRock Financial Management, Inc., seeks to exceed the total return of the Bloomberg Barclays U.S. Aggregate Bond Index. Under normal circumstances, it invests in a combination of securities with an overall weighting close to the capitalization weights of the Bloomberg Barclays U.S. Aggregate Bond Index (the “Index”). Under normal market conditions, the Fund invests at least 80% of its net assets in investment-grade debt securities (those of medium and high quality) of all types and repurchase agreements for those securities. Further, under normal circumstances, the Fund invests at least 80% of the value of its net assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in the Index.

Under normal market conditions, the Fund will allocate approximately 95% of its assets to the underlying funds described above, and approximately 5% of the Fund’s assets may be invested in equity and/or fixed income futures, such as S&P 500 Index futures and U.S. Treasury futures, which generally are liquid. The futures strategy, called the MVP risk management process, seeks to reduce the volatility of the Fund. Volatility refers to the amount by which the price of an investment can change over a period of time. High volatility indicates that the price has changed significantly, up or down, over a short time period; lower volatility indicates that the price is not changing dramatically, but at a steady pace over a period of time. Generally, higher volatility is considered to be more risky.

The goal of the MVP process is to achieve Fund volatility at or below 12% on an annualized basis over a full business cycle by either increasing or decreasing the exposure to equities over time. The Fund seeks to accomplish this primarily by selling equity index futures when markets experience heightened volatility, and by buying equity index futures when markets experience

The Allianz Variable Insurance Products Fund of Funds Trust

Summary Prospectus	AZL® MVP T. Rowe Price Capital Appreciation Plus Fund

normal or lower levels of volatility. Futures provide the Manager an effective method to reduce volatility of the Fund and limit the need to decrease or increase allocations to the underlying funds. As a result, the MVP process could cause the equity exposure of the Fund to fluctuate significantly but it will generally not be lower than 10%. The MVP process would generally not reduce equity exposure during periods of moderate and low market volatility but during periods of extreme market volatility the MVP process could result in Fund equity exposure that is significantly lower than 10%.

Principal Risks of Investing in the Fund

The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.

The following is a summary of the principal risks to which the Fund’s portfolio as a whole is subject. If changes occur in a Fund’s portfolio holdings, the extent to which the portfolio is subject to each of these risks may also change.

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Allocation Risk  The risk associated with the Manager’s decisions regarding how the Fund’s assets should be allocated among the various underlying funds and to futures, which could cause the Fund to underperform other funds with similar investment objectives. There can be no guarantee that investment decisions made by the Manager will produce the desired results. Further, because the Manager has limited discretion to change the underlying fund allocations or futures allocations under normal market conditions, the Fund might underperform comparable funds of funds for which the fund’s manager has such discretion to adjust allocations.

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Futures Risk  Because the Fund may utilize futures pursuant to its MVP risk management process, the Fund also is subject to derivatives risk, including risks related to futures. Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments. The value of futures contracts depend primarily upon the price of the securities, indexes, commodities, currencies or other instruments underlying them. Price movements are also influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary, and exchange control programs and policies of governments, and national and international political and economic events and policies. The cost of futures may also be related, in part, to the degree of volatility of the underlying indices, securities, currencies, or other assets. Accordingly, futures on highly volatile indices, securities, currency, or other assets may be more expensive than futures on other investments. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested. Further, in some market conditions the Fund may either underperform or outperform as a direct result of the MVP process. The Fund may, for example, outperform in downward trending markets when volatility is high (and the equity allocation low) and underperform in upward trending markets when volatility is high (and the equity allocation low).

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Quantitative Investing Risk  The value of securities selected using quantitative analysis can react differently to issuer, political, market, and economic developments than the market as a whole or securities selected using only fundamental analysis. The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security’s value. In addition, factors that affect a security’s value can change over time and these changes may not be reflected in the quantitative model. The MVP risk management process uses quantitative analysis.

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Fund of Funds Risk  The Fund, as a shareholder of the underlying funds, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying funds. Further due to the fees and expenses paid by the Fund, as well as small variations in the Fund’s actual allocations to the underlying funds and any futures and cash held in the Fund’s portfolio, the performance and income distributions of the Fund will not be the same as the performance and income distributions of the underlying funds allocated according to the target allocations described here.

In addition, the Fund bears the investment risks of the investments of the underlying funds. The principal risks of the underlying funds are:

•	Market Risk The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.
•	Issuer Risk The value of a security may decline for a number of reasons directly related to the issuer of the security.
•	Selection Risk If an underlying fund is actively managed, there can be no guarantee that investment decisions made for the fund will produce the desired results.
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Index Fund Risk  An underlying fund does not attempt to manage market volatility or reduce the effects of poor performance. In addition, factors such as Fund expenses, selection of a representative portfolio, changes in the composition of the index, or the timing of purchases or redemptions of fund shares may affect the correlation between the performance of the index and the Fund’s performance.

The Allianz Variable Insurance Products Fund of Funds Trust

Summary Prospectus	AZL® MVP T. Rowe Price Capital Appreciation Plus Fund

•

Value Stocks Risk  Value investing emphasizes stocks of undervalued companies whose characteristics may lead to improved valuations. Value stocks may lose favor with investors, or their valuations may not improve as anticipated.

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Capitalization Risk  Investing in small- to mid-sized companies creates risk because smaller companies may have unpredictable or limited earnings, and their securities may be less liquid or experience more volatile prices than those of large companies.

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Focused Investment Risk  Investing in a relatively small number of issuers, industries, or regions involves added risk. Changes in the value of a single security or a single economic, political, or regulatory event may have a large impact on the value of an underlying fund’s portfolio.

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Bank Loan Risk  To the extent an underlying fund invests in bank loans, it is exposed to additional risks beyond those normally associated with more traditional debt securities. The fund’s ability to receive payments in connection with the loan depends primarily on the financial condition of the borrower, and whether or not a loan is secured by collateral, although there is no assurance that the collateral securing the loan will be sufficient to satisfy the loan obligation. In addition, bank loans often have contractual restrictions on resale, which can delay the sale and adversely impact the sale price.

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Convertible Securities Risk  The value of convertible securities may be affected by interest rates, default by the issuer on principal or interest payments, and the value of the underlying stock into which the securities may be converted.

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Interest Rate Risk  Debt securities held by the Fund may decline in value due to rising interest rates. • Credit Risk  The failure of the issuer of a debt security to pay interest or repay principal in a timely manner may have an adverse impact on the underlying fund’s earnings.

•

Call Risk  If interest rates fall, issuers of callable debt securities are more likely to prepay prior to the maturity date. The Fund may not be able to reinvest the proceeds from the prepayment in investments that will generate the same level of income.

•	Extension Risk If interest rates rise, debt securities may be paid in full more slowly than anticipated.
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Security Quality Risk (also known as “High Yield Risk” or “Junk Bond Risk”)  An underlying fund may invest in high yield, high risk debt securities, which may be subject to higher levels of credit and liquidity risk than higher quality debt securities. Security quality risk is sometimes known as “high-yield risk” or “junk bond risk.”

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U.S. Government Obligations Risk  Certain securities in which the Fund may invest, including securities issued by certain government agencies and government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

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Foreign Risk  Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, reduced liquidity, and differences in social and economic developments or policies.

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Sovereign Debt Risk  Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies.

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Currency Risk  Investing in securities that trade in and receive revenues in foreign currencies creates risk because foreign currencies may decline relative to the U.S. dollar, resulting in a potential loss to the Fund. In the case of hedging positions, the U.S. dollar may decline in value relative to the currency that has been hedged.

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Derivatives Risk  Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments.

•

Options Risk  To the extent an underlying fund uses options, it is exposed to additional volatility and potential losses. Writing call options exposes the fund to the risk that the underlying security may not move in the direction anticipated by the portfolio manager, requiring the fund to buy or sell the security at a price that is disadvantageous to the fund.

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Leveraging Risk  An Underlying Fund may engage in certain kinds of transactions, including the use of derivatives, that may give rise to a form of leverage. The use of leverage may require the Fund to liquidate a portfolio position at a disadvantageous time or may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.

•	Liquidity Risk An investment that is difficult to purchase or sell may have an adverse effect on an underlying fund’s returns.
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Mortgage-Related and Other Asset-Backed Risk  Investing in mortgage-related or other asset-backed securities involves a variety of risks associated with the credit markets, such as rising or falling interest rates, increases in the rate of defaults or prepayments, and the quality of the pool of mortgages (subprime risk) or other assets that backs the security.

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Industry Sector Risk  Investing in a single industry or sector, or concentrating investments in a limited number of industries or sectors, tends to increase the risk that economic, political, or regulatory developments affecting certain industries or sectors will have a large impact on the value of a fund’s portfolio.

The Allianz Variable Insurance Products Fund of Funds Trust

Summary Prospectus	AZL® MVP T. Rowe Price Capital Appreciation Plus Fund

•

Repurchase Agreements and Purchase and Sale Contracts Risk  If the other party to a repurchase agreement or purchase and sale contract defaults on it obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in ether situation and the market value of the security declines, the Fund may lose money.

•	Private Placed Securities Risk An underlying fund may invest in privately placed securities, which are subject to resale restrictions.
•	Portfolio Turnover An underlying fund may trade its portfolio securities frequently, which could result in higher transaction costs and could adversely affect the Fund’s performance.
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Treasury Obligations Risk  Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

Performance Bar Chart and Table

The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year, five years and since its inception compare with those of a broad measure of market performance, the S&P 500 Index. The Fund’s performance also is compared to the Bloomberg Barclays U.S. Aggregate Bond Index, which shows how the Fund’s performance compares with the returns of a broad index of investment-grade fixed-rate debt issues, and to a Moderate Composite Index, which shows how the Fund’s performance compares with a composite index composed of the S&P 500 Index (60%) and the Bloomberg Barclays U.S. Aggregate Bond Index (40%) in proportions similar to the equity to fixed income allocation of the Fund.

Both the bar chart and the table assume reinvestment of dividends and distributions.

The performance of the Fund will vary from year to year. The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your Contract. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.

Performance Bar Chart and Table

Calendar Year Total Return

Highest and Lowest Quarter Returns (for periods shown in the bar chart)

Highest (Q1, 2019)	9.20%
Lowest (Q4, 2018)	-7.36%

The Allianz Variable Insurance Products Fund of Funds Trust

Summary Prospectus	AZL® MVP T. Rowe Price Capital Appreciation Plus Fund

Average Annual Total Returns

	One Year Ended December 31, 2019	Five Year Ended December 31, 2019	Since Inception (1/10/2014)

AZL® MVP T. Rowe Price Capital Appreciation Plus Fund	21.39%	8.85%	9.28%

S&P 500 Index*	31.49%	11.70%	12.14%

Bloomberg Barclays U.S. Aggregate Bond Index*	8.72%	3.05%	3.42%

Moderate Composite Index*	22.11%	8.35%	8.74%

*	Reflects no deduction for fees, expenses, or taxes.

Management

Allianz Investment Management LLC (the “Manager”) serves as the investment adviser to the Fund.

The Fund’s portfolio managers since January 2014 are: Brian Muench, CFA, president of the Manager and portfolio manager; Brian Mong, CFA, portfolio manager, since October 2016; and Darin Egbert, CFA, portfolio manager, and Sumit Mundhra, CFA, portfolio manager, both since April 2020.

Tax Information

Shares of the Funds are sold exclusively to the separate accounts of certain insurance companies in connection with particular variable annuity and variable life insurance contracts (the “Contracts”). Provided that a Fund and a separate account investing in the Fund satisfy applicable tax requirements, any distributions from the Fund to the separate account will be exempt from current federal income taxation to the extent that such distributions accumulate in the Contract. You should refer to your Contract prospectus for further information regarding the tax treatment of the Contract and the separate accounts in which the Contract is invested.

Financial Intermediary Compensation

Shares of the Funds are sold exclusively to certain insurance companies in connection with particular Contracts. The Trust and its related companies may pay such insurance companies (or their related companies) for the sale of shares of the Funds and related services. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) that sell the Contracts for the sale of shares of the Funds and related services. When received by an insurance company, such payments may be a factor that the insurance companies consider in including a Fund as an investment option in the Contracts. The prospectus or other disclosures relating to a Contract may contain additional information about these payments. When received by a broker-dealer or other intermediary, such payments may create a conflict of interest by influencing the broker-dealer or other intermediary and salespersons to recommend the Fund over other mutual funds available as investment options in the Contracts. Ask the salesperson or visit the financial intermediary’s website for more information.

The Allianz Variable Insurance Products Fund of Funds Trust

Summary Prospectus	AZL® MVP T. Rowe Price Capital Appreciation Plus Fund

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The Allianz Variable Insurance Products Fund of Funds Trust

The Allianz Variable Insurance Products Fund of Funds Trust